Business Combinations (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2013	Nov. 30, 2013	Nov. 30, 2014	Nov. 30, 2012
Business Acquisition [Line Items]
Equity consideration transferred, number of shares		1,334,477
Equity consideration transferred, value		$ 131,500
Revenue of acquiree since acquisition date			$ 165,900
Net income of acquiree since acquisition date			14,400
Nonrecurring adjustment excluded from pro forma income			26,400
Current assets			103,600	$ 6,574	$ 16,442
Property and equipment			35,070	345	4,411
Intangible assets			704,346	88,465	116,534
Goodwill			1,105,674	130,267	230,765
Other long-term assets			11,242	31	1,054
Total assets			1,959,932	225,682	369,206
Current liabilities			83,458	632	8,271
Deferred taxes			248,092		29,292
Deferred revenue				14,322	25,164
Other long-term liabilities			9,862	333	211
Total liabilities			341,412	15,287	62,938
Purchase price			1,618,520	$ 210,395	306,268
R.L. Polk [Member]
Business Acquisition [Line Items]
Cash consideration transferred, net of cash acquired		$ 1,250,000
Current assets			87,076
Property and equipment			32,311
Intangible assets			620,700
Goodwill			935,450
Other long-term assets			11,032
Total assets			1,686,569
Current liabilities			53,785
Deferred taxes			243,842
Other long-term liabilities			8,926
Total liabilities			306,553
Purchase price			1,380,016
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Current assets			16,524		11,702
Property and equipment			2,759		2,531
Intangible assets			83,646		72,034
Goodwill			170,224		115,987
Other long-term assets			210		282
Total assets			273,363		202,536
Current liabilities			29,673		8,191
Deferred taxes			4,250		11,631
Deferred revenue					12,926
Other long-term liabilities			936		0
Total liabilities			34,859		32,748
Purchase price			$ 238,504		169,788
GlobalSpec Acquisition [Member]
Business Acquisition [Line Items]
Current assets					4,740
Property and equipment					1,880
Intangible assets					44,500
Goodwill					114,778
Other long-term assets					772
Total assets					166,670
Current liabilities					80
Deferred taxes					17,661
Deferred revenue					12,238
Other long-term liabilities					211
Total liabilities					30,190
Purchase price					$ 136,480
Subsequent Event [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 123,000